Segment Reporting Segment Reporting (Schedule of Capital Expenditure Information, by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Statement [Line Items]
Capital Expenditures	$ 24,501	$ 16,982	$ 60,450	$ 27,133	$ 69,837	$ 50,981
Propane and related equipment sales [Member]
Statement [Line Items]
Capital Expenditures	14,513	15,645	24,623	23,197	52,978	45,183
Midstream - Crude Oil Logistics [Member]
Statement [Line Items]
Capital Expenditures	3,303	0	26,638	0	64	0
Midstream Operations - Water Solutions [Member]
Statement [Line Items]
Capital Expenditures	6,540	1,033	8,673	3,260	14,438	1,896
Corporate and Other [Member]
Statement [Line Items]
Capital Expenditures	145	304	516	676	2,357	3,902
Maintenance Capital Expenditures [Member]
Statement [Line Items]
Capital Expenditures	6,182	5,056	9,299	9,899	19,449	18,138
Maintenance Capital Expenditures [Member] | Propane and related equipment sales [Member]
Statement [Line Items]
Capital Expenditures	5,898	4,576	8,588	8,873	16,020	14,682
Maintenance Capital Expenditures [Member] | Midstream - Crude Oil Logistics [Member]
Statement [Line Items]
Capital Expenditures	0	0	0	0	0	0
Maintenance Capital Expenditures [Member] | Midstream Operations - Water Solutions [Member]
Statement [Line Items]
Capital Expenditures	139	176	195	350	1,072	181
Maintenance Capital Expenditures [Member] | Corporate and Other [Member]
Statement [Line Items]
Capital Expenditures	145	304	516	676	2,357	3,275
Growth Capital Expenditures [Member]
Statement [Line Items]
Capital Expenditures	18,319	11,926	51,151	17,234	50,388	32,843
Growth Capital Expenditures [Member] | Propane and related equipment sales [Member]
Statement [Line Items]
Capital Expenditures	8,615	11,069	16,035	14,324	36,958	30,501
Growth Capital Expenditures [Member] | Midstream - Crude Oil Logistics [Member]
Statement [Line Items]
Capital Expenditures	3,303	0	26,638	0	64	0
Growth Capital Expenditures [Member] | Midstream Operations - Water Solutions [Member]
Statement [Line Items]
Capital Expenditures	6,401	857	8,478	2,910	13,366	1,715
Growth Capital Expenditures [Member] | Corporate and Other [Member]
Statement [Line Items]
Capital Expenditures	$ 0	$ 0	$ 0	$ 0	$ 0	$ 627